Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 8 - Subsequent Events

The Company has evaluated all subsequent events through the date these condensed financial statements were issued and determined that there were no subsequent events or transactions that require recognition or disclosures in the condensed financial statements.

Note 8 - Subsequent Events

The Company has evaluated subsequent events through the date the financial statements were issued and filed with the Securities and Exchange Commission. Based on our evaluation, no other event has occurred requiring adjustment or disclosure